ClearShares OCIO ETF
Schedule of Investments
August 31, 2022 (Unaudited)
Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS - 99.0% (a)
	Domestic Equity - 44.1%
52,892	iShares Cohen & Steers REIT ETF (b)	$3,276,131
10,878	iShares Core S&P 500 ETF	4,320,524
5,144	iShares Core S&P Mid-Cap ETF	1,249,889
12,872	iShares Core S&P Small-Cap ETF (b)	1,251,159
78,690	iShares MSCI USA Min Vol Factor ETF	5,624,761
80,759	Schwab 1000 Index ETF	3,094,685
77,901	Schwab U.S. Dividend Equity ETF (b)	5,640,032
101,462	SPDR Portfolio S&P 1500 Composite Stock Market ETF	4,947,287
47,989	SPDR Portfolio S&P 500 Value ETF (b)	1,817,823
3,246	SPDR S&P 500 ETF Trust (b)	1,282,754
12,583	Vanguard Growth ETF (b)	3,011,867
47,063	Vanguard High Dividend Yield ETF (b)	4,883,728
11,154	Vanguard S&P 500 ETF	4,050,575
23,186	Vanguard Total Stock Market ETF (b)	4,603,812
44,283	Vanguard Value ETF (b)	5,971,120
		55,026,147
	Fixed Income - 45.7%
64,010	ClearShares Ultra-Short Maturity ETF (b)(c)	6,411,114
34,800	iShares 0-3 Month Treasury Bond ETF	3,486,960
77,378	iShares 1-3 Year Treasury Bond ETF (b)	6,367,436
1	iShares Core Total USD Bond Market ETF	46
125,106	iShares Floating Rate Bond ETF	6,299,087
27,438	iShares Intermediate Government/Credit Bond ETF (b)	2,873,307
58,227	iShares Short Treasury Bond ETF (b)	6,412,539
125,638	JPMorgan Ultra-Short Income ETF	6,308,284
19,446	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,931,571
2	Schwab U.S. Aggregate Bond ETF	95
21,984	Schwab U.S. TIPS ETF	1,228,246
70,183	SPDR Bloomberg 1-3 Month T-Bill ETF (b)	6,425,254
37,551	Vanguard Short-Term Bond ETF (b)	2,864,766
23,803	Vanguard Short-Term Corporate Bond ETF	1,810,218
32,752	Vanguard Short-Term Treasury ETF	1,917,302
36,818	Vanguard Total Bond Market ETF	2,746,623
		57,082,848
	Global Equity - 9.2%
58,756	iShares Core MSCI EAFE ETF (b)	3,424,887
44,174	iShares Core MSCI Total International Stock ETF (b)	2,495,831
94,300	Vanguard FTSE Developed Markets ETF (b)	3,815,378
43,570	Vanguard FTSE Emerging Markets ETF	1,792,034
		11,528,130
	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,356,146)	123,637,125

	SHORT-TERM INVESTMENTS - 1.1%
1,384,333	First American Government Obligations Fund, Class X - 2.04% (d)	1,384,333
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,384,333)	1,384,333

Units	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.4%
39,279,883	Mount Vernon Liquid Assets Portfolio, LLC - 2.47% (d)(e)	39,279,883
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $39,279,883)	39,279,883
	TOTAL INVESTMENTS - 131.5% (Cost $154,020,362)	164,301,341
	Liabilities in Excess of Other Assets - (31.5)%	(39,323,959)
	NET ASSETS - 100.0%	$124,977,382

	Percentages are stated as a percent of net assets.

(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	All or a portion of this security is out on loan as of August 31, 2022. Total value of securities on loan is $38,220,069 or 30.58% of net assets.
(c)	Affiliated exchange-traded fund.
(d)	The rate shown is the annualized seven-day yield as of August 31, 2022.
(e)	Privately offered liquidity fund.

Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2022:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$123,637,125	$-	$-	$123,637,125
Short-Term Investments	1,384,333	-	-	1,384,333
Investments Purchased with Proceeds From Securities Lending	-	39,279,883	-	39,279,883
Total Investments in Securities	$125,021,458	$39,279,883	$-	$164,301,341
^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended August 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Transactions with Affiliated Securities (Unaudited)
Investments in ClearShares Ultra-Short Maturity ETF
Value at May 31, 2022	$6,259,941
Purchases at Cost	147,165
Proceeds from Sales	-
Net Realized Gain (Loss)	-
Change in Unrealized Appreciation (Depreciation)	4,008
Value at August 31, 2022	$6,411,114
Shares held at August 31, 2022	64,010
Dividend Income	$23,684